SHORT-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF SHORT TERM DEBT	Short-term borrowings comprised of the followings:
	As of December 31,
	2024	2025
Bank borrowings, secured
- Trade financing loans	$15,255,874	$10,389,094